Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repurchase of common shares Subject to Vesting				1,454,079
First Milestone - dosing of first patient
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repurchase of common shares Subject to Vesting			1,454,079
Repurchase price of subject to vesting shares	$ 0.001		$ 0.001
Market price of common stock, Contingent Asset			$ 0.61	$ 0.59
Market price of common stock, Contingent Liability		$ 0.68	$ 0.57	$ 0.59